Other Current and Long-term Liabilities	12 Months Ended
Dec. 31, 2012
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

11. Other Current and Long-term Liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$130,100	$120,623
Other current liabilities	365	—

Total	$130,465	$120,623

        Other long-term liabilities consisted of the following at December 31 (in thousands):

	2012	2011
Fair value of swaps	$176,948	$291,829
Other long-term liabilities	10,315	7,471

Total	$187,263	$299,300

        Other long-term liabilities mainly consist of $4.8 million and $4.7 million as of December 31, 2012 and 2011, respectively, in relation to deferred fees accrued in accordance with the Bank Agreement (refer to Note 13, Long-Term Debt), which will be cash settled on December 31, 2014 and are recorded at amortized cost.

        In respect to the fair value of swaps, refer to Note 16a, Financial Instruments—Cash Flow Interest Rate Swap Hedges.